DEBT AND CAPITAL LEASES (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2011 Previous revolving credit facility	Jul. 03, 2010 Previous revolving credit facility	Dec. 31, 2011 Previous revolving credit facility
Long Term Debt
Maximum borrowing capacity				$ 675	$ 1,000		$ 1,000
Extension in maturity date				1 year
Commitment for increased borrowing				250.0
Loss from debt extinguishments	$ 0.7	$ 0.7	$ 4.0		$ 0.7	$ 1.2	$ 0.7